Income Taxes	3 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 - Income Taxes

Income tax expense for the three months ended March 31, 2020 and 2019 and the years ended December 31, 2019 and 2018 consisted of the following:

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019	2018
Current:	(Unaudited)	(Unaudited)
Federal	$-	$	$-	$61
State	1,600	1,600	1,600	2,400
Foreign	1,652	1,633	1,651	1,662
Total	$3,252	$3,233	$3,251	$4,123

The following table presents a reconciliation of the Company’s income tax at statutory tax rate and income tax at effective tax rate for the three months ended March 31, 2020 and 2019 and the years ended December 31, 2019 and 2018.

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Tax benefit at statutory rate	$(615,289)	$(605,770)	$(1,764,624)	$(1,710,626)
Net operating loss carryforwards (NOLs)	237,659	209,242	1,361,542	1,483,725
Stock-based compensation expense	97,600	65,700	492,000	298,819
Foreign investment losses	135,438	116,500	127,388	140,000
Amortization and depreciation expense	12,716	(12,800)	52,130	(40,100)
Accrued consulting expense	-	-	(138,000)	-
Unrealized exchange losses (gain)	80,676	63,825	(97,373)	-
Accrued payroll	45,100	107,600	(35,400)	(6,500)
Accrued R&D expense	-	-	-	(168,000)
Others	9,352	58,936	5,588	6,805
Tax expense at effective tax rate	$3,252	$3,233	$3,251	$4,123

Deferred tax assets (liabilities) as of March 31, 2020, December 31, 2019 and 2018 consist approximately of:

	March 31,	December 31,
	2020	2019	2018
	(Unaudited)
Net operating loss carryforwards (NOLs)	$6,888,000	$6,388,000	$5,632,000
Stock-based compensation expense	1,679,000	1,549,000	893,000
Accrued expenses and unpaid expense payable	110,000	53,000	184,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(609,000)	(619,000)	(818,000)
Unrealized/realized exchange gain	(15,000)	(106,000)	-
Others	(85,000)	(104,000)	131,000
Gross	8,036,000	7,229,000	6,090,000
Valuation allowance	(8,036,000)	(7,229,000)	(6,090,000)
Net	$-	$-	$-

Management does not believe the deferred tax assets will be utilized in the near future; therefore, a full valuation allowance is provided. The net change in deferred tax assets valuation allowance was an increase of approximately $807,000 for the three months ended March 31, 2020 and $1,139,000 and $3,691,000 for the years ended December 31, 2019 and 2018, respectively.

As of March 31, 2020, December 31, 2019, and December 31, 2018, the Company had federal NOLs of approximately $8,243,000 available to reduce future federal taxable income, expiring in 2037, and additional federal NOLs of approximately $12,186,000 (unaudited), $11,314,000 and $5,743,000, respectively, were generated and will be carried forward indefinitely to reduce future federal taxable income. As of March 31, 2020, December 31, 2019 and 2018, the Company had State NOLs of approximately $22,070,000 (unaudited), $21,117,000 and, $15,486,000, respectively, available to reduce future state taxable income, expiring in 2040.

As of March 31, 2020, December 31, 2019 and 2018, the Company has Japan NOLs of approximately $353,000 (unaudited), $350,000 and $319,000 available to reduce future Japan taxable income, expiring in 2030.

As of March 31, 2020, December 31, 2019 and 2018, the Company has Taiwan NOLs of approximately $2,150,000 (unaudited), $1,898,000 and $879,000 available to reduce future Taiwan taxable income, expiring in 2030.

As of March 31, 2020, December 31, 2019 and 2018, the Company had approximately $37,000 (unaudited), $37,000 and $37,000 of federal research and development tax credit, available to offset future federal income tax, respectively. The credit begins to expire in 2034 if not utilized. As of March 31, 2020, December 31, 2019 and 2018, the Company had approximately $39,000 (unaudited), $39,000 and $39,000 of California state research and development tax credit available to offset future California state income tax, respectively. The credit can be carried forward indefinitely.

The Company’s ability to utilize its federal and state NOLs to offset future income taxes is subject to restrictions resulting from its prior change in ownership as defined by Internal Revenue Code Section 382. The Company does not expect to incur the limitation on NOLs utilization in future annual usage.